SUPPLEMENT DATED NOVEMBER 25, 2015

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS A, B, C, I, R and ADVISOR CLASS SHARES DATED AUGUST 1, 2015

This supplement revises the Pacific Funds Class A, B, C, I, R and Advisor Class Shares prospectus dated August 1, 2015 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Diversified Alternatives – In the Principal Investment Strategies subsection, the second sentence of the first paragraph is deleted and replaced with the following:

The Fund seeks to maintain a low to moderate correlation of its returns with the returns of traditional equity and fixed income asset classes over long-term periods, meaning its returns are intended not to have a strong direct relationship (up or down) to movements in those asset classes, although there is expected to be some related movements.

In addition, the third bulleted paragraph is deleted and replaced with the following:

•	Downside Protection Strategies – strategies or investments that seek to reduce Fund losses during adverse and volatile market conditions. These include absolute return strategies, which seek to achieve positive returns over a complete market cycle.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Risks section

Pacific Funds Diversified Alternatives – In the Principal Investment Strategies subsection, the second sentence of the first paragraph is deleted and replaced with the following:

The Fund seeks to maintain a low to moderate correlation of its returns with the returns of traditional equity and fixed income asset classes over long-term periods, meaning its returns are intended not to have a strong direct relationship (up or down) to movements in those asset classes, although there is expected to be some related movements.

In addition, the third bulleted paragraph is deleted and replaced with the following:

•	Downside Protection Strategies – strategies or investments that seek to reduce Fund losses during adverse and volatile market conditions. These include absolute return strategies, which seek to achieve positive returns over a complete market cycle.

Disclosure Changes to the Other Fund Information section

Under the Execution of Your Requests subsection, the fifth sentence of the first paragraph is deleted and replaced with the following:

If an order or payment by wire were received after the scheduled close of the New York Stock Exchange (“NYSE”), which usually closes at 4:00 p.m. Eastern Time, the shares would not be credited until the next business day.

In addition, the fourth, fifth and seventh sentences of the third paragraph are deleted and replaced with the following:

An exchange or sale request must be received and confirmed prior to the scheduled close of the NYSE, which usually closes at 4:00 pm Eastern Time, in order to receive the NAV calculated on that day.

If an order is received and/or confirmed after the scheduled close of the NYSE, the order will receive the NAV calculated on the next business day.

A telephone purchase request is considered to be in proper form if it is received and confirmed prior to the scheduled close of the NYSE, which usually closes at 4:00 pm Eastern Time, and the EFT can be initiated, which requires overnight processing.

Under the How Share Prices Are Calculated subsection, the second and third sentences of the third paragraph are deleted and replaced with the following:

For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

In addition, the eighth and ninth paragraphs are deleted and replaced with the following:

•	Domestic Equity Investments. For Domestic Equity Investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments with no official closing or last reported sales price are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

•	Foreign Equity Investments. For Foreign Equity Investments, the Funds generally use the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

In addition, the last paragraph is deleted and replaced with the following:

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

Form No.	PFSUP1115

SUPPLEMENT DATED NOVEMBER 25, 2015

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS P SHARES DATED AUGUST 1, 2015

This supplement revises the Pacific Funds Class P Shares prospectus dated August 1, 2015 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF Comstock Fund – In the Management subsection, all references to Matthew Seinsheimer in the “Portfolio Manager and Primary Title with Sub-Adviser” table are replaced with the following:

Charles DyReyes, CFA, Portfolio Manager                 Since 2015

PF Emerging Markets Fund – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is updated to add the following:

John Paul Lech, Co-Portfolio Manager                 Since 2015

Disclosure Changes to the Other Fund Information section

Under the How Share Prices Are Calculated subsection, the second and third sentences of the third paragraph are deleted and replaced with the following:

For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

In addition, the eighth and ninth paragraphs are deleted and replaced with the following:

•	Domestic Equity Investments. For Domestic Equity Investments (including exchange-traded funds), the Funds use the official closing price or last reported sale price from an exchange as of the time of the scheduled close of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments with no official closing or last reported sales price are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

•	Foreign Equity Investments. For Foreign Equity Investments, the Funds generally use the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

In addition, the last paragraph is deleted and replaced with the following:

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

Disclosure Changes to the About Management section

PF Comstock Fund – In the table for Invesco Advisers, Inc. within the PF Comstock Fund subsection, all references to Matthew Seinsheimer are replaced with the following:

Charles DyReyes, CFA	Portfolio manager of Invesco since 2015. From 2010 to 2015, Mr. DyReyes was senior equity analyst of Brandywine Global Investment Management. He has over 14 years of investment experience. Mr. DyReyes has a BS from Lehigh University.

PF Emerging Markets Fund – The following is added to the table for OppenheimerFunds, Inc. within the PF Emerging Markets Fund subsection:

John Paul Lech	Director of research of Oppenheimer’s emerging markets equity team since 2015 and vice president of Oppenheimer since 2011. From 2010 to 2015, Mr. Lech was senior research analyst of Oppenheimer’s emerging markets equity team. He has over 11 years of investment experience. Mr. Lech has a BA and MA from the Walsh School of Foreign Service at Georgetown University.

SUPPLEMENT DATED NOVEMBER 25, 2015

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2015

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2015 (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Management Information section, all information regarding Brian D. Klemens in the Interested Persons table is deleted and the following changes are made to the Interested Persons table:

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years
Robin S. Yonis Year of birth 1954	Vice President and General Counsel since 6/13/01 and Assistant Secretary since 9/17/15

Vice President, Fund Advisor General Counsel and Assistant Secretary (5/07 to present) of Pacific Life Fund Advisors LLC; and Vice President and General Counsel (4/05 to present) and Assistant Secretary (9/15 to present) of Pacific Select Fund.

Eddie D. Tung Year of birth 1957	Vice President since 11/14/05 and Treasurer since 9/17/15 (Assistant Treasurer 11/05 to 9/15)

Vice President (4/15 to present) and Assistant Vice President (4/03 to 3/15) of Pacific Life; Vice President (4/15 to present) and Assistant Vice President (5/07 to 3/15) of Pacific Life Fund Advisors LLC; and Vice President and Treasurer (9/15 to present), Assistant Vice President and Assistant Treasurer (11/05 to 9/15) of Pacific Select Fund.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, the information below regarding John Paul Lech is added to Oppenheimer’s portion of the table. Under Invesco’s portion of the table, information regarding Matthew Seinsheimer is deleted and replaced with information regarding Charles DyReyes as follows:

Manager, Portfolio Manager(s)	Total Number Of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Invesco
Charles DyReyes[1]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A
Oppenheimer
John Paul Lech[1]
Registered Investment Companies	7	$34,770,000,000	None	N/A
Other Pooled Investment Vehicles	2	$2,630,000,000	None	N/A
Other Accounts	3	$240,580,000	None	N/A
[1]	Other Accounts Managed information as of October 31, 2015.

NET ASSET VALUE (“NAV”)

The second and third sentences of the second paragraph are deleted and replaced with the following:

For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or

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its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

DISTRIBUTION OF TRUST SHARES

In the Purchases, Redemptions and Exchanges section, the eighth paragraph is deleted and replaced with the following:

Orders for exchanges received after the scheduled close of regular trading on the NYSE on any business day will be executed at the respective net asset values determined at the close of the next business day. Orders for exchanges received after the scheduled close of regular trading on the NYSE on any business day will be executed at the respective net asset values determined at the close of the next business day.

In addition, the third and fourth sentences of the tenth paragraph are deleted and replaced with the following:

Orders for conversions accepted prior to the scheduled close of regular trading on the NYSE on any day the Trust is open for business will be executed at the respective NAVs determined as of the scheduled close of business that day. Orders for conversions accepted after the scheduled close of regular trading on the NYSE on any business day will be executed at the respective net asset values determined at the scheduled close of the next business day.

In addition, the first sentence of the thirteenth paragraph is deleted and replaced with the following:

The Distributor may have an agreement with certain financial intermediaries (“Intermediary”) that permits the Intermediary to accept orders on behalf of the Trust in accordance with the Prospectuses (“Proper Form”), currently prior to the scheduled close of the NYSE, which usually closes at 4:00 p.m. Eastern Time.

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